Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 78.5%
BlackRock Advantage Emerging Markets Fund, Class K	813,345	$ 8,824,793
BlackRock Tactical Opportunities Fund, Class K	576,430	8,185,304
Diversified Equity Master Portfolio	$129,629,854	129,629,854
International Tilts Master Portfolio	$28,873,330	28,873,330
iShares Developed Real Estate Index Fund, Class K	910,200	9,557,097
iShares MSCI EAFE Small-Cap ETF(b)	116,502	7,887,185
		192,957,563
Fixed-Income Funds — 3.5%
BlackRock Diversified Fixed Income Fund, Class K	10,900	107,259
BlackRock High Yield Bond Portfolio, Class K	144,670	1,047,408
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,367	4,334,704
iShares TIPS Bond ETF	27,175	3,002,022
		8,491,393

Security	Shares	Value
Money Market Funds — 17.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	4,671,051	$ 4,675,255
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	39,113,325	39,113,325
		43,788,580
Total Investments — 99.8% (Cost: $195,516,434)		245,237,536
Other Assets Less Liabilities — 0.2%		395,884
Net Assets — 100.0%		$ 245,633,420

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 7,733,415	$ 62,644	$ —	$ —	$ 1,028,734	$ 8,824,793	813,345	$ 62,639	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	4,384,514	287,504 (a)	—	2,124	1,113	4,675,255	4,671,051	20,078 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,990,262	27,123,063 (a)	—	—	—	39,113,325	39,113,325	1,133,125	—
BlackRock Diversified Fixed Income Fund, Class K	67,140	38,344	—	—	1,775	107,259	10,900	3,790	—
BlackRock High Yield Bond Portfolio, Class K	1,520,141	523,622	(1,024,438)	35,968	(7,885)	1,047,408	144,670	61,435	—
BlackRock Tactical Opportunities Fund, Class K	7,660,752	—	—	—	524,552	8,185,304	576,430	—	—
Diversified Equity Master Portfolio	89,261,546	19,188,120 (a)(c)	—	10,408,189	10,771,999	129,629,854	$129,629,854	1,675,746	—
International Tilts Master Portfolio	22,211,055	3,530,386 (a)(c)	—	1,473,255	1,658,634	28,873,330	$28,873,330	558,601	—
iShares Developed Real Estate Index Fund, Class K	5,766,118	3,956,381	(1,165,000)	(143,581)	1,143,179	9,557,097	910,200	141,930	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,245,692	—	—	—	89,012	4,334,704	38,367	122,217	—
iShares MSCI EAFE Small-Cap ETF	7,991,538	—	(853,118)	42,503	706,262	7,887,185	116,502	116,079	—
iShares TIPS Bond ETF	1,557,315	1,365,858	—	—	78,849	3,002,022	27,175	46,092	—
				$ 11,818,458	$ 15,996,224	$ 245,237,536		$ 3,941,732	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	12	12/12/24	$ 2,230	$ 92,451
S&P/TSE 60 Index	25	12/19/24	5,340	100,660
Ultra U.S. Treasury Bond	41	12/19/24	5,465	(30,083)
E-mini Russell 2000 Index	84	12/20/24	9,447	367,712
MSCI EAFE Index	95	12/20/24	11,817	263,542
MSCI Emerging Markets Index	234	12/20/24	13,721	874,371
S&P 500 Micro E-Mini Index	334	12/20/24	9,710	224,436
				$ 1,893,089
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,172,096	USD	6,759,154	JPMorgan Chase Bank N.A.	12/18/24	$ 278,886
CAD	3,163,393	USD	2,330,557	Deutsche Bank AG	12/18/24	13,085
CAD	6,425,444	USD	4,733,832	Deutsche Bank AG	12/18/24	26,542
CAD	1,170,000	USD	863,242	Morgan Stanley & Co. International PLC	12/18/24	3,568
EUR	4,008,874	USD	4,432,109	Morgan Stanley & Co. International PLC	12/18/24	44,299
						366,380
USD	227,744	EUR	206,000	Deutsche Bank AG	12/18/24	(2,281)
						$ 364,099
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	3,155	$ 268,761	$ —	$ 268,761
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,024	87,234	—	87,234
1-Day SOFR plus 0.68%, 4.96%	At Termination	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Goldman Sachs International	N/A	10/04/24	USD	411	34,651	—	34,651
									$ 390,646	$ —	$ 390,646
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 34,454,379	$ —	$ —	$ 34,454,379
Fixed-Income Funds	8,491,393	—	—	8,491,393
Money Market Funds	43,788,580	—	—	43,788,580
	$86,734,352	$—	$—	86,734,352
Investments Valued at NAV(a)				158,503,184
				$ 245,237,536
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,830,721	$ 483,097	$ —	$ 2,313,818
Foreign Currency Exchange Contracts	—	366,380	—	366,380
Liabilities
Foreign Currency Exchange Contracts	—	(2,281)	—	(2,281)
Interest Rate Contracts	(30,083)	—	—	(30,083)
	$1,800,638	$847,196	$—	$2,647,834

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments